PREFERRED STOCK (Details Narrative) - $ / shares	Aug. 11, 2022	Jun. 30, 2025	Dec. 31, 2024	Aug. 31, 2021
Class of Stock [Line Items]
Sale of stock, price				$ 0.001
Share price				$ 2.50
Reverse stock split	2:3 reverse stock split
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		80,000	80,000	80,000